UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.


1.	Name and address of issuer:

The Gabelli Value Fund Inc.
One Corporate Center
Rye, New York  10580-1434

2.	The name of each series or class of securities for which
this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.	Investment Company Act File Number:

811-5848

	Securities Act File Number:

33-30139

4(a).	Last day of fiscal year for which this Form is filed:

December 31, 1998

4(b).	____	Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note:	If the Form is being filed late, interest must be paid on
the registration fee due.

4(c).	____	Check box if this is the last time the issuer will be
filing this Form.




5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f):	$370,928,812

(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$370,928,812

(iii)	Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending
	no earlier than October 11, 1995 that were not
	previously used to reduce registration fees
	payable to the Commission:	$0

(iv)	Total available redemption credits
	[add Items 5(ii) and 5(iii)]:		 $370,928,812

(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		$0

(vi)	Redemption credits available for use in future years
	- if Item 5(i) is less than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:	$(0)

(vii)	Multiplier for determining registration fee
	(See Instruction C.9):		x.000278

(viii)	Registration fee due [multiply Item 5(v)
	by Item 5(vii)] (enter "0" if no fee is due):		= 0



6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 7,640,015. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 86,801,598.

7.	Interest due - if this Form is being filed more than 90
days after
	the end of the issuer's fiscal year (see instruction D):
	+$0

8.	Total of the amount of the registration fee due plus any
interest due
	[line 5(viii) plus line 7]:	=$0

9.	Date the registration fee and any interest payment was sent
to the
	Commission's lockbox depository:



		Method of Delivery:

			   __	Wire Transfer
			____	Mail or other means



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